Notes Payable (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash receipts from sales of debt instruments	$ 290,246
Gain on settlement of financial liability	$ 49,792	$ 680,164	$ (18,665)
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate	10.00%
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate	20.00%
Settlement of notes payable	$ 84,098
Accrued interest settled	45,346
Prismic Pharmaceuticals Inc. ("Prismic")
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Settlement of notes payable	201,695
Gain on settlement of financial liability	$ 49,904